Equity-Based Compensation - Summary of Stock Option Activity Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Options outstanding, beginning balance	11,117,724	11,123,391	0
Options granted	68,593	14,560	11,123,391
Options exercised	0	0	0
Options forfeited / expired	(21,308)	(20,227)	0
Options outstanding, ending balance	11,165,009	11,117,724	11,123,391
Options outstanding, vested and expected to vest	0
Options outstanding, exercisable	0
Weighted-average exercise price per option, beginning balance	$ 18.01	$ 18.00	$ 0
Weighted-average exercise price per option, options granted	20.57	26.06	18.00
Weighted-average exercise price per option, options exercised	0	0	0
Weighted-average exercise price per option, options forfeited / expired	20.33	18.00	0
Weighted-average exercise price per option, ending balance	18.02	$ 18.01	$ 18.00
Weighted-average exercise price per option, vested and expected to vest	0
Weighted-average exercise price per option, exercisable	$ 0
Weighted-average remaining contractual terms, outstanding	9 years 5 months 1 day
Aggregate intrinsic value, ending balance	$ 0
Aggregate intrinsic value, vested and expected to vest	0
Aggregate intrinsic value, exercisable	$ 0